INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX EXPENSE
Schedule of income (loss) from domestic and foreign components before income tax expenses (benefit)

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Loss before income tax
Loss from PRC entities	(2,975,393)	(2,605,951)	(1,630,999)
Loss from overseas entities	(14,279,569)	(30,835,713)	(16,276,274)
Total loss before income tax	(17,254,962)	(33,441,664)	(17,907,273)

Schedule of components of income tax expense

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Current:
U.S.
Federal	1,502,796	(18,521)	(604,462)
State and local	188,612	968	306,602
Total current	1,691,408	(17,553)	(297,860)
Deferred:
U.S.
Federal	—	—	—
State and local	—	—	—
Total deferred	—	—	—
Income tax expense (benefit)	1,691,408	(17,553)	(297,860)

Schedule of reconciliation between the income tax expense and the actual provision

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Loss before income tax	(17,254,962)	(33,441,664)	(17,907,273)
PRC statutory income tax rate	25%	25%	25%
Income tax credit computed at PRC statutory income tax rate	(4,313,740)	(8,360,416)	(4,476,817)
Impact of PRC preferential income tax rate as qualified TASE	1,725,496	3,344,166	1,790,727
Difference in income tax rates of overseas entities	(1,012,031)	2,665,263	3,146,473
Research and development super-deduction(a)	(693,340)	(639,650)	(386,799)
Research and development tax credits	(668,854)	(756,757)	(537,086)
Non-deductible expenses	7,241	6,721	6,081
Foreign derived intangible income deduction	(394,979)	—	(97,431)
Changes in valuation allowance	7,064,573	3,747,543	86,877
State tax	(22,363)	(25,113)	111,831
Others	(595)	690	58,284
Income tax expense (benefit)	1,691,408	(17,553)	(297,860)

Note (a): Due to the impacts of research and development super-deduction, the Group’s subsidiary, Adagene (Suzhou) Limited, did not have any income taxes for the years ended December 31, 2023, 2024 and 2025.

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	As of December 31,
	2024	2025
	US$	US$
Deferred tax assets:
Net operating loss carry forward	17,781,302	18,938,782
Tax credit carry forward	1,969,174	1,157,859
Capitalized inventory	58,214	49,305
Unrealized foreign exchange gain/losses	398,422	133,343
Accrued expenses	151,615	159,955
Amortization of right-of-use assets and interest of lease liabilities	—	—
Gross deferred tax assets	20,358,727	20,439,244
Less: valuation allowance	(20,336,613)	(20,423,490)
Deferred tax assets	22,114	15,754

Deferred tax liabilities:
Depreciation and amortization of property, equipment and software	(22,114)	(15,754)
Deferred tax liabilities	(22,114)	(15,754)
Total deferred tax liabilities, net	—	—

Schedule of movement of the valuation allowance

	2023	2024	2025
	US$	US$	US$
Balance as of January 1	9,524,497	16,589,070	20,336,613
Addition	7,064,573	3,747,543	86,877
Balance as of December 31	16,589,070	20,336,613	20,423,490